UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Marvin & Palmer Associates, Inc.
Address:          1201 N. Market Street
                  Suite 2300
                  Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen T. Buckley
Title:     Chief Financial Officer - Principal
Phone:     (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley           Wilmington, Delaware            August  11, 2004

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

  Form 13F File Number      Name

  28-1190                   Frank Russell Co.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           3

Form 13F Information Table Entry Total:      178

Form 13F Information Table Value Total:      $3,056,692
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.     Form 13F File Number        Name

    1       28-6134                     Caterpillar Investment Management Ltd.
    2       28-1157                     CIGNA Corporation
    3       28-10076                    Okabena Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------

    Column 1                Column 2  Column 3    Column 4    Column 5     Column 6      Column 7              Column 8

------------------------------------------------------------------------------------------------------------------------------------
  NAME OF ISSUER             TITLE      CUSIP      VALUE      SHRS OR     INVESTMENT      OTHER           VOTING AUTHORITY
                              OF                  (x$1000)    SH/PUT/     DISCRETION    MANAGERS
                             CLASS                            PRN AMT                            -----------------------------------
                                                              PRN CALL                              SOLE         SHARED        NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                    Com     88579Y101        171       1,900       Sole         2          1,900
-----------------------------------------------------------------------------------------------------------------------------------
3M Company                    Com     88579Y101     26,814     297,900       Sole                  297,900
-----------------------------------------------------------------------------------------------------------------------------------
3M Company                    Com     88579Y101      4,248      47,200       Sole                                            47,200
-----------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR          ADR     02364W105     28,034     770,800       Sole                  770,800
-----------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR          ADR     02364W105     10,289     282,900       Sole                                           282,900
-----------------------------------------------------------------------------------------------------------------------------------
American International Group  Com     026874107        249       3,500       Sole         2          3,500
-----------------------------------------------------------------------------------------------------------------------------------
American International Group  Com     026874107     43,410     609,000       Sole                  609,000
-----------------------------------------------------------------------------------------------------------------------------------
American International Group  Com     026874107      7,142     100,200       Sole                                           100,200
-----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.          Com     037833100        198       6,100       Sole         2          6,100
-----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.          Com     037833100     41,140   1,264,300       Sole                1,264,300
-----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.          Com     037833100     10,855     333,600       Sole                                           333,600
-----------------------------------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland        Com     039483102      1,678     100,000       Sole                  100,000
Company
-----------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing,
Inc                           Com     053015103        142       3,400       Sole         2          3,400
-----------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing,
Inc                           Com     053015103     20,764     495,800       Sole                  495,800
-----------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing,    Com     053015103      2,835      67,700       Sole                                            67,700
Inc
-----------------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc.             Com     09062X103        101       1,600       Sole         2          1,600
-----------------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc.             Com     09062X103     16,388     259,100       Sole                  259,100
-----------------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc.             Com     09062X103      2,511      39,700       Sole                                            39,700
-----------------------------------------------------------------------------------------------------------------------------------
Boeing Company                Com     097023105        204       4,000       Sole         2          4,000
-----------------------------------------------------------------------------------------------------------------------------------
Boeing Company                Com     097023105     32,284     631,900       Sole                  631,900
-----------------------------------------------------------------------------------------------------------------------------------
Boeing Company                Com     097023105      5,293     103,600       Sole                                           103,600
-----------------------------------------------------------------------------------------------------------------------------------
Boston Scientific             Com     101137107        175       4,100       Sole         2          4,100
-----------------------------------------------------------------------------------------------------------------------------------
Boston Scientific             Com     101137107     29,939     699,500       Sole                  699,500
-----------------------------------------------------------------------------------------------------------------------------------
Boston Scientific             Com     101137107      5,440     127,100       Sole                                           127,100
-----------------------------------------------------------------------------------------------------------------------------------
Broadcom Corporation          Com     111320107        424       9,100       Sole         2          9,100
-----------------------------------------------------------------------------------------------------------------------------------
Broadcom Corporation          Com     111320107     60,454   1,297,300       Sole                1,297,300
-----------------------------------------------------------------------------------------------------------------------------------
Broadcom Corporation          Com     111320107     12,512     268,500       Sole                                           268,500
-----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health Inc.          Com     14149Y108        168       2,400       Sole         2          2,400
-----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health Inc.          Com     14149Y108     22,150     316,200       Sole                  316,200
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

    Column 1                Column 2  Column 3    Column 4    Column 5     Column 6      Column 7              Column 8

------------------------------------------------------------------------------------------------------------------------------------
  NAME OF ISSUER             TITLE      CUSIP      VALUE      SHRS OR     INVESTMENT      OTHER           VOTING AUTHORITY
                              OF                  (x$1000)    SH/PUT/     DISCRETION    MANAGERS
                             CLASS                            PRN AMT                            -----------------------------------
                                                              PRN CALL                              SOLE         SHARED        NONE
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health Inc.          Com     14149Y108      3,552      50,700       Sole                                            50,700
-----------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.             Com     141705103        145       4,400       Sole         2          4,400
-----------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.             Com     141705103     23,285     706,900       Sole                  706,900
-----------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.             Com     141705103      3,538     107,400       Sole                                           107,400
-----------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.             Com     149123101        493       6,200       Sole         2          6,200
-----------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.             Com     149123101     86,944   1,094,457       Sole                1,094,457
-----------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.             Com     149123101     19,844     249,800       Sole                                           249,800
-----------------------------------------------------------------------------------------------------------------------------------
Check Point Software          Com     M22465104      7,403     274,300       Sole                  274,300
-----------------------------------------------------------------------------------------------------------------------------------
Check Point Software          Com     M22465104      3,887     144,000       Sole                                           144,000
-----------------------------------------------------------------------------------------------------------------------------------
Cia Siderurgica Nacional -    ADR     20440W105      3,619     297,600       Sole                  297,600
ADR
-----------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR   ADR     204412209     18,331     385,500       Sole                  385,500
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR   ADR     204412209      8,645     181,800       Sole                                           181,800
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR   ADR     204412100        164       4,200       Sole                    4,200
Pref Shares
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                 Com     17275R102        166       7,000       Sole         2          7,000
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                 Com     17275R102     36,119   1,524,015       Sole                1,524,015
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                 Com     17275R102      9,018     380,500       Sole                                           380,500
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.               Com     172967101        339       7,300       Sole         2          7,300
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.               Com     172967101     59,114   1,271,261       Sole                1,271,261
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.               Com     172967101     11,881     255,500       Sole                                           255,500
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.   Com     191219104        188       6,500       Sole         2          6,500
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.   Com     191219104     33,915   1,169,900       Sole                1,169,900
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.   Com     191219104      5,157     177,900       Sole                                           177,900
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                Com     20825C104        381       5,000       Sole         2          5,000
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                Com     20825C104     67,150     880,200       Sole                  880,200
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                Com     20825C104     12,740     167,000       Sole                                           167,000
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                     Com     126650100        387       9,200       Sole         2          9,200
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                     Com     126650100     74,035   1,761,900       Sole                1,761,900
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                     Com     126650100     12,430     295,800       Sole                                           295,800
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation           Com     235851102        280       5,400       Sole         2          5,400
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation           Com     235851102     45,892     885,100       Sole                  885,100
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation           Com     235851102      7,788     150,200       Sole                                           150,200
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                   Com     244199105        407       5,800       Sole         2          5,800
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                   Com     244199105     73,359   1,045,900       Sole                1,045,900
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                   Com     244199105     17,780     253,500       Sole                                           253,500
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

    Column 1                Column 2  Column 3    Column 4    Column 5     Column 6      Column 7              Column 8

------------------------------------------------------------------------------------------------------------------------------------
  NAME OF ISSUER             TITLE      CUSIP      VALUE      SHRS OR     INVESTMENT      OTHER           VOTING AUTHORITY
                              OF                  (x$1000)    SH/PUT/     DISCRETION    MANAGERS
                             CLASS                            PRN AMT                            -----------------------------------
                                                              PRN CALL                              SOLE         SHARED        NONE
------------------------------------------------------------------------------------------------------------------------------------
Ebay, Inc.                    Com     278642103        920      10,000       Sole         2         10,000
------------------------------------------------------------------------------------------------------------------------------------
Ebay, Inc.                    Com     278642103    131,410   1,429,142       Sole                1,429,142
------------------------------------------------------------------------------------------------------------------------------------
Ebay, Inc.                    Com     278642103     27,070     294,400       Sole                                           294,400
------------------------------------------------------------------------------------------------------------------------------------
Embraer Aircraft ADR          ADR     29081M102      8,300     290,300       Sole                  290,300
------------------------------------------------------------------------------------------------------------------------------------
Embraer Aircraft ADR          ADR     29081M102      3,874     135,500       Sole                                           135,500
------------------------------------------------------------------------------------------------------------------------------------
Flextronics International     Com     Y2573F102        252      15,800       Defined      1         15,800
------------------------------------------------------------------------------------------------------------------------------------
Flextronics International     Com     Y2573F102         89       5,600       Sole         2          5,600
------------------------------------------------------------------------------------------------------------------------------------
Flextronics International     Com     Y2573F102        861      54,000       Sole         3         54,000
------------------------------------------------------------------------------------------------------------------------------------
Flextronics International     Com     Y2573F102     21,946   1,375,905       Sole                1,375,905
------------------------------------------------------------------------------------------------------------------------------------
Flextronics International     Com     Y2573F102     12,728     798,000       Sole                                           798,000
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR  ADR     344419106     14,233     310,500       Sole                  310,500
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR  ADR     344419106      8,678     189,300       Sole                                           189,300
------------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.               Com     368710406        540       9,600       Sole         2          9,600
------------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.               Com     368710406     91,932   1,635,800       Sole                1,635,800
------------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.               Com     368710406     21,468     382,000       Sole                                           382,000
------------------------------------------------------------------------------------------------------------------------------------
Gillette Company              Com     375766102        360       8,500       Sole         2          8,500
------------------------------------------------------------------------------------------------------------------------------------
Gillette Company              Com     375766102     65,483   1,544,400       Sole                1,544,400
------------------------------------------------------------------------------------------------------------------------------------
Gillette Company              Com     375766102     11,872     280,000       Sole                                           280,000
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.     Com     38141G104        113       1,200       Sole         2          1,200
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.     Com     38141G104     25,178     267,400       Sole                  267,400
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.     Com     38141G104      5,593      59,400       Sole                                            59,400
------------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                ADR     45104G104     21,629   1,787,500       Sole                1,787,500
------------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                ADR     45104G104      9,828     812,200       Sole                                           812,200
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.     Com     452308109        125       1,300       Sole         2          1,300
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.     Com     452308109     19,830     206,800       Sole                  206,800
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.     Com     452308109      3,423      35,700       Sole                                            35,700
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR      ADR     456788108        121       1,300       ined         1          1,300
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR      ADR     456788108     11,498     123,400       Sole                  123,400
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR      ADR     456788108      2,013      21,600       Sole                                            21,600
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings   Com     502424104        461       6,900       Sole         2          6,900
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings   Com     502424104     69,532   1,040,900       Sole                1,040,900
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings   Com     502424104     12,705     190,200       Sole                                           190,200
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.              Com     524901105        228       2,500       Sole         2          2,500
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.              Com     524901105     49,266     541,324       Sole                  541,324
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.              Com     524901105     15,108     166,000       Sole                                           166,000
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings,     Com     524908100        196       2,600       Sole         2          2,600
Inc.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

    Column 1                Column 2  Column 3    Column 4    Column 5     Column 6      Column 7              Column 8

------------------------------------------------------------------------------------------------------------------------------------
  NAME OF ISSUER             TITLE      CUSIP      VALUE      SHRS OR     INVESTMENT      OTHER           VOTING AUTHORITY
                              OF                  (x$1000)    SH/PUT/     DISCRETION    MANAGERS
                             CLASS                            PRN AMT                            -----------------------------------
                                                              PRN CALL                              SOLE         SHARED        NONE
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings,
Inc.                          Com     524908100     33,618     446,750       Sole                  446,750
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings,     Com     524908100      6,208      82,500       Sole                                            82,500
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lexmark Intl Group A          Com     529771107        174       1,800       Sole         2          1,800
------------------------------------------------------------------------------------------------------------------------------------
Lexmark Intl Group A          Com     529771107     31,594     327,300       Sole                  327,300
------------------------------------------------------------------------------------------------------------------------------------
Lexmark Intl Group A          Com     529771107      6,120      63,400       Sole                                            63,400
------------------------------------------------------------------------------------------------------------------------------------
Longview Fibre Company        Com     543213102         34       2,300       Sole                    2,300
------------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corporation   Com     552848103        159       2,100       Sole         2          2,100
------------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corporation   Com     552848103     26,194     345,300       Sole                  345,300
------------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corporation   Com     552848103      3,930      51,800       Sole                                            51,800
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR        ADR     607409109        427       3,500       Defined      1          3,500
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR        ADR     607409109        146       1,200       Sole         2          1,200
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR        ADR     607409109      1,647      13,500       Sole         3         13,500
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR        ADR     607409109     55,205     452,500       Sole                  452,500
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR        ADR     607409109     18,666     153,000       Sole                                           153,000
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company              Com     61166W101        358       9,300       Sole         2          9,300
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company              Com     61166W101     51,890   1,347,800       Sole                1,347,800
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company              Com     61166W101      9,717     252,400       Sole                                           252,400
------------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                Com     620076109        150       8,200       Sole         2          8,200
------------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                Com     620076109     23,460   1,285,500       Sole                1,285,500
------------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                Com     620076109      3,630     198,900       Sole                                           198,900
------------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B            Com     654106103        144       1,900       Sole         2          1,900
------------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B            Com     654106103     30,277     399,700       Sole                  399,700
------------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B            Com     654106103      4,553      60,100       Sole                                            60,100
------------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corporation   Com     701094104        149       2,500       Sole         2          2,500
------------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corporation   Com     701094104     28,113     472,800       Sole                  472,800
------------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corporation   Com     701094104      4,305      72,400       Sole                                            72,400
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR       ADR     71654V408     20,359     725,300       Sole                  725,300
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR       ADR     71654V408      6,765     241,000       Sole                                           241,000
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.          Com     742718109        131       2,400       Sole         2          2,400
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.          Com     742718109     20,987     385,500       Sole                  385,500
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.          Com     742718109      3,305      60,700       Sole                                            60,700
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                Com     747525103        328       4,500       Sole         2          4,500
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                Com     747525103     57,421     786,800       Sole                  786,800
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                Com     747525103     10,465     143,400       Sole                                           143,400
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.       Com     74834L100        255       3,000       Sole         2          3,000
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.       Com     74834L100     37,336     439,500       Sole                  439,500
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

    Column 1                Column 2  Column 3    Column 4    Column 5     Column 6      Column 7              Column 8

------------------------------------------------------------------------------------------------------------------------------------
  NAME OF ISSUER             TITLE      CUSIP      VALUE      SHRS OR     INVESTMENT      OTHER           VOTING AUTHORITY
                              OF                  (x$1000)    SH/PUT/     DISCRETION    MANAGERS
                             CLASS                            PRN AMT                            -----------------------------------
                                                              PRN CALL                              SOLE         SHARED        NONE
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.       Com     74834L100      5,199      61,200       Sole                                            61,200
------------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR        ADR     760975102      1,944      28,400       ined         1         28,400
------------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR        Com     760975102        274       4,000       Sole         2          4,000
------------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR        Com     760975102      3,080      45,000       Sole         3         45,000
------------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR        Com     760975102     91,483   1,336,500       Sole                1,336,500
------------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR        Com     760975102     88,492   1,292,800       Sole                                         1,292,800
------------------------------------------------------------------------------------------------------------------------------------
Robert Half International     Com     770323103        158       5,300       Sole         2          5,300
------------------------------------------------------------------------------------------------------------------------------------
Robert Half International     Com     770323103     24,277     815,500       Sole                  815,500
------------------------------------------------------------------------------------------------------------------------------------
Robert Half International     Com     770323103      3,817     128,200       Sole                                           128,200
------------------------------------------------------------------------------------------------------------------------------------
Satyam Computers Services     ADR     804098101      2,825     152,700       Sole                  152,700
ADR
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.             Com     806857108        451       7,100       Sole         2          7,100
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.             Com     806857108     76,104   1,198,300       Sole                1,198,300
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.             Com     806857108     19,618     308,900       Sole                                           308,900
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts     Com     85590A203        166       3,700       Sole         2          3,700
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts     Com     85590A203     26,085     581,600       Sole                  581,600
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts     Com     85590A203      4,104      91,500       Sole                                            91,500
------------------------------------------------------------------------------------------------------------------------------------
Telesp Celular Participacoes  ADR     87952L108      6,614     839,300       Sole                  839,300
ADR
------------------------------------------------------------------------------------------------------------------------------------
Telesp Celular Participacoes  ADR     87952L108      3,328     422,300       Sole                                           422,300
ADR
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Ind. ADR  ADR     881624209     11,273     167,800       Sole                  167,800
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Ind. ADR  ADR     881624209      5,092      75,800       Sole                                            75,800
------------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc.              Com     G90078109        159       5,500       Sole         2          5,500
------------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc.              Com     G90078109     29,177   1,008,200       Sole                1,008,200
------------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc.              Com     G90078109      4,792     165,600       Sole                                           165,600
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group            Com     91324P102        342       5,500       Sole         2          5,500
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group            Com     91324P102     55,726     895,200       Sole                  895,200
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group            Com     91324P102     10,296     165,400       Sole                                           165,400
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corporation     Com     91913Y100        302       4,100       Sole         2          4,100
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corporation     Com     91913Y100     49,640     673,000       Sole                  673,000
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corporation     Com     91913Y100     11,507     156,000       Sole                                           156,000
------------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR     ADR     68370R109     28,445     294,918       Sole                  294,918
------------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR     ADR     68370R109     12,674     131,400       Sole                                           131,400
------------------------------------------------------------------------------------------------------------------------------------
Waters Corporation            Com     941848103        124       2,600       Sole         2          2,600
------------------------------------------------------------------------------------------------------------------------------------
Waters Corporation            Com     941848103     22,342     467,600       Sole                  467,600
------------------------------------------------------------------------------------------------------------------------------------
Waters Corporation            Com     941848103      3,302      69,100       Sole                                            69,100
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

    Column 1                Column 2  Column 3    Column 4    Column 5     Column 6      Column 7              Column 8

------------------------------------------------------------------------------------------------------------------------------------
  NAME OF ISSUER             TITLE      CUSIP      VALUE      SHRS OR     INVESTMENT      OTHER           VOTING AUTHORITY
                              OF                  (x$1000)    SH/PUT/     DISCRETION    MANAGERS
                             CLASS                            PRN AMT                            -----------------------------------
                                                              PRN CALL                              SOLE         SHARED        NONE
------------------------------------------------------------------------------------------------------------------------------------
Xilinx                        Com     983919101        137       4,100       Sole         2          4,100
------------------------------------------------------------------------------------------------------------------------------------
Xilinx                        Com     983919101     30,975     929,900       Sole                  929,900
------------------------------------------------------------------------------------------------------------------------------------
Xilinx                        Com     983919101      6,156     184,800       Sole                                           184,800
------------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.                   Com     984332106        863      23,700       Sole         2         23,700
------------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.                   Com     984332106    123,527   3,393,600       Sole                3,393,600
------------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.                   Com     984332106     24,395     670,200       Sole                                           670,200
------------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.         Com     98956P102        300       3,400       Sole         2          3,400
------------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.         Com     98956P102     55,822     632,900       Sole                  632,900
------------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.         Com     98956P102      9,834     111,500       Sole                                           111,500
------------------------------------------------------------------------------------------------------------------------------------